Consolidated statement of income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 13,387	$ 12,999	$ 13,255
Income from Equity Investments (Note 10)	898	1,019	920
Operating and Other Expenses
Plant operating costs and other	4,098	3,878	3,913
Commodity purchases resold	87	0	365
Property taxes	774	727	727
Depreciation and amortization	2,522	2,590	2,464
Asset impairment charge and other (Note 6)	2,775	0	0
Total Operating and Other Expenses	10,256	7,195	7,469
Net Gain/(Loss) on Assets Sold/Held for Sale (Note 28)	30	(50)	(121)
Financial Charges
Interest expense (Note 19)	2,360	2,228	2,333
Allowance for funds used during construction	(267)	(349)	(475)
Interest income and other	(200)	(213)	(460)
Total Financial Charges	1,893	1,666	1,398
Income before Income Taxes	2,166	5,107	5,187
Income Tax Expense (Note 18)
Current	305	252	699
Deferred	(185)	(58)	55
Income Tax Expense	120	194	754
Net Income	2,046	4,913	4,433
Net income attributable to non-controlling interests (Note 21)	91	297	293
Net Income Attributable to Controlling Interests	1,955	4,616	4,140
Preferred share dividends	140	159	164
Net Income Attributable to Common Shares	$ 1,815	$ 4,457	$ 3,976
Net Income per Common Share (Note 22)
Basic (in dollars per share)	$ 1.87	$ 4.74	$ 4.28
Diluted (in dollars per share)	1.86	4.74	4.27
Dividends Declared per Common Share (in dollars per share)	$ 3.48	$ 3.24	$ 3.00
Weighted Average Number of Common Shares (millions) (Note 22)
Basic (in shares)	973	940	929
Diluted (in shares)	974	940	931
Canadian Natural Gas Pipelines
Revenues	$ 4,519	$ 4,469	$ 4,010
U.S. Natural Gas Pipelines
Revenues	5,233	5,031	4,978
Mexico Natural Gas Pipelines
Revenues	605	716	603
Liquids Pipelines
Revenues	2,306	2,371	2,879
Power and Storage
Revenues	$ 724	$ 412	$ 785